Loan Servicing	12 Months Ended
Dec. 31, 2015
Loan Servicing [Abstract]
Loan Servicing
Note 6.	Loan Servicing

The Company occasionally sells the guaranteed portion of certain government guaranteed loans in the secondary market.  The Company continues to service these loans that totaled $11,026,278 and $11,321,566 at December 31, 2015 and 2014, respectively. The Company recognizes a servicing rights asset upon the sale of the guaranteed portion of government guaranteed loans for which the Company retains the underlying servicing obligation. Servicing rights assets are initially measured at fair value and amortized to expense over the estimated life of the servicing obligation. The fair value of servicing rights is determined at the date of sale of the underlying loan using the present value of estimated future net servicing income on assumptions that market participants use in their valuation estimates. The Company presents its servicing rights assets gross at the lower of cost or fair value in the Consolidated Balance Sheets. Servicing rights are included in other assets in the Consolidated Balance Sheets.

The following table presents a roll forward of loan servicing rights for the years 2015 and 2014 and shows that the loan servicing rights are classified as Level 3 as discussed below.

	Level 3
	2015	2014
	Fair Value	Fair Value

Balance, January 1	$350,232	$260,862
Capitalized	-	97,221
Amortization included in other income	(10,060)	(7,851)
Balance, December 31	$340,172	$350,232